Note 12 - Inventories	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Inventory Disclosure [Text Block]
1
2
. Inventories

Effective
December
30,
2007
(beginning of
4th
quarter of fiscal Year
2008
), the Company changed its inventory valuation method from the lower of cost, determined under the FIFO method, or market to the lower of cost, determined under the LIFO method, or market. In the high inflation environment that the Company was experiencing, the Company believed that the LIFO inventory method was preferable over the FIFO method because it better compares the cost of current production to current revenue. The effect of LIFO was to reduce continuing net earnings by
$30.4
million in
2019
and to reduce continuing net earnings by
$9.8
million in
2018,
compared to what would have been reported using the FIFO inventory method. The reduction in continuing earnings per share was
$3.14
(
$3.14
diluted) in
2019;
and a reduction in continuing earnings per share of
$1.00
(
$1.00
diluted) in
2018.
There was a LIFO liquidation of
$28.7
million in
2019.
Most of this LIFO liquidation in
2019
is reported as Discontinued Operations since it related to the Modesto fruit (see Discontinued Operations Note
3
). There was
no
LIFO liquidations during the period ended
March 31, 2018.
The Company's inventory consist of the following at
March 31:

	2019	2018
	(In thousands)

Finished products	$454,920	$499,984
In process	42,045	47,970
Raw materials and supplies	166,060	144,009
	663,025	691,963
Less excess of FIFO cost over LIFO cost	161,341	145,004
Total inventories	$501,684	$546,959